Daily Income Fund Performance Management - Daily Income Fund	Dec. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the changes in the Fund’s performance from year to year. The table shows the Fund’s average annual returns for the 1-, 5-, and 10-year periods compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown for the Fund includes historical performance information for the periods prior to May 1, 2021. As of May 1, 2021, Invesco was appointed as the subadviser to the Fund. The Fund's performance prior to that time may have been different if the Fund were advised by its current subadviser. Updated performance information is available at no cost by visiting www.homesteadadvisers.comor by calling 800.258.3030.
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the changes in the Fund’s performance from year to year. The table shows the Fund’s average annual returns for the 1-, 5-, and 10-year periods compared with those of a broad measure of market performance.
Bar Chart [Heading]	Calendar Year Total Returns
Bar Chart Closing [Text Block]	During the periods shown in the chart, the Fund’s best and worst quarters were as follows:Best Quarter:Q4 - 2023 | 1.22%Worst Quarters:Q1 2016 through Q1 2017 & Q1 2021 through Q1 2022 | 0.002%
Performance Table Heading	Average Annual Total Returns periods ended 12/31/2025
Performance Table Closing [Text Block]	For the Fund’s 7-day yield, call 800.258.3030.*Performance information for the Fund reflects its investment as a money market fund advised by Homestead Advisers (without a subadviser) through April 30, 2021.
Money Market Seven Day Yield, Caption [Optional Text]	For the Fund’s 7-day yield
Money Market Seven Day Yield Phone	800.258.3030
Performance Availability Website Address [Text]	www.homesteadadvisers.com
Performance Availability Phone [Text]	800.258.3030
Daily Income Fund
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	1.22%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarters:
Lowest Quarterly Return	0.002%
Lowest Quarterly Return, Date	Mar. 31, 2022